Financial Instruments and Fair Value Measurements - Senior Notes and Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Senior Unsecured Notes
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	$ 492,782
Drill Rigs Senior Notes
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	782,698
Loans
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	423,491
Significant other Observable Inputs (Level 2) | Senior Unsecured Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	521,250
Significant other Observable Inputs (Level 2) | Drill Rigs Senior Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	799,000
Significant other Observable Inputs (Level 2) | Loans
Senior notes and credit facilities:
Debt instrument - estimated fair value	$ 467,893